Balances and Transactions with Related Parties - Summary of Compensation Paid to Members of the Board of Directors (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors	$ 1,957	$ 2,816	$ 3,805
Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors	438	520	776
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors	147	141	153
Gina Ocqueteau Tacchini [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors	102
Gina Ocqueteau Tacchini [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors	34
Pedro Pablo Cabrera Gaete [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors	44	144	155
Pedro Pablo Cabrera Gaete [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors	15	47	51
Maria Teresa Vial Alamos [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors	146	102
Maria Teresa Vial Alamos [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors	49	33
Pablo Cruz Olivos [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors	146	102
Pablo Cruz Olivos [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors	$ 49	33
HermanChadwickPineraMember | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors		86	311
Fernan Gazmuri Plaza [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors		43	155
Fernan Gazmuri Plaza [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors		14	51
Luis Gonzalo Palacios Vasquez [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors		43	155
Luis Gonzalo Palacios Vasquez [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors		$ 14	$ 51